Morgan Stanley FX Series Funds
522 Fifth Avenue
New York, NY 10036
December 29, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549
Attention: Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley FX Series Funds Securities Act File No. 333-140930 Investment Company Act File No. 811-22020 Post-Effective Amendment No. 4
Dear Mr. Greene:
We are writing to you on behalf of The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio, series of Morgan Stanley FX Series Funds (the “Trust”), in order to request selective review of Post-Effective Amendment No. 4 to the Trust’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).
The Trust is incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009. Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Trust will make only those disclosure changes necessary to reflect and implement the revisions to Form N-1A.
The Trust believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Trust’s registration statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above. Selective review would serve to expedite the review process for the Trust as well as use the staff’s time more effectively.
Pursuant to the requirements of IC-13768, the Trust will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or 212.404.4691 (fax) or Sheelyn M. Michael 212.698.3623 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Ed Meehan

Ed Meehan

cc:	Stefanie V. Chang Yu